Derecognition And Offset Of Financial Instruments_Transferred financial assets that do not meet the condition of derecognition in their entirety (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets transferred
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 39,140,000,000	₩ 15,434,000,000
Financial assets at FVTOCI
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 33,588,000,000	₩ 0
AFS financial assets
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 0	₩ 9,998,000,000
Securities at amortized cost
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 5,552,000,000	₩ 0
HTM financial assets
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 0	₩ 5,436,000,000
Bonds sold under repurchase agreements
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Related liabilities	₩ 42,907,000,000	₩ 3,173,000,000
Securities Loaned
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 40,029,000,000	₩ 170,256,000,000
Korean financial institution's debt securities and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership.	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership.
Assets that entity continues to recognise	₩ 40,029,000,000	₩ 0
Loaned to	Korea Securities Finance Corporation	Korea Securities Finance Corporation and others
Korean treasury and government bonds and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition		When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred; however, they should be returned at the end of lending period. Therefore, the Group does not derecognize them from the financial statements as it owns majority of risks and benefits from the securities continuously, regardless of the transfer of legal ownership.
Assets that entity continues to recognise	₩ 0	₩ 170,256,000,000
Loaned to		Korea Securities Finance Corporation and others